Vessel Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Vessel Revenue [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2024 and 2023 were:

Customer	2024	2023
A	34%	26%
B	23%	26%
C	13%	18%
D	-	14%
Total	70%	84%